Revenues and Cost of Revenues	12 Months Ended
Sep. 30, 2025
Revenues and Cost of Revenues [Abstract]
REVENUES AND COST OF REVENUES
3.	REVENUES AND COST OF REVENUES

The following table identifies the disaggregation of the Company’s revenues for the years ended September 30, 2025, 2024 and 2023, respectively:

	For the year ended September 30, 2025	For the year ended September 30, 2024	For the year ended September 30, 2023
Revenues
Solar PV products	61,646,464	46,486,751	36,675,752
HPC products	1,278,785	3,377,296	14,139,923
Others	385,947	—	—
Total revenues	63,311,196	49,864,047	50,815,675

Solar PV products mainly consist of servers, photovoltaic cable and photovoltaic connectors.

HPC products mainly refer to the HPC servers and accessories delivered to the Customers. These HPC Customers are potential solar PV products Customers.

Cost of solar PV products and HPC products revenues consist primarily of cost of products, labor cost, and other overhead expenses. The following table identifies the disaggregation of the Company’s cost of revenues for the years ended September 30, 2025, 2024 and 2023, respectively:

	For the year ended September 30, 2025	For the year ended September 30, 2024	For the year ended September 30, 2023
Cost of revenues
Solar PV products	55,496,775	40,335,095	30,711,003
HPC products	1,162,926	2,994,813	11,482,753
Others	351,054	—	—
Total cost of revenues	57,010,755	43,329,908	42,193,756